Rule 497(e)
                                                              File Nos. 33-94668
                                                                    and 811-9070

                                  DEVCAP TRUST
                            DEVCAP Shared Return Fund

                       SUPPLEMENT DATED AUGUST 3, 1998 TO
                       PROSPECTUS DATED NOVEMBER 28, 1997


                     DEVCAP SHARED RETURN FUND (the "Fund")

The Transfer Agency Agreement between Fundamental Shareholder Services, Inc. ("FSSI") and the Fund has been terminated, effective August 3, 1998. The Fund has entered into a new Transfer Agency Agreement with Sunstone Investor Services, LLC ("SIS") effective August 3, 1998. As Transfer Agent, SIS maintains an account for each shareholder of the Fund, performs other transfer agency functions and acts as dividend disbursing agent for the Fund. For its services, SIS will receive such compensation as may from time to time be agreed upon by SIS and the Fund, subject to an annual minimum fee of $20,000.

Effective  August 3, 1998,  written  requests for  purchases,  redemptions   and
account information should be mailed to the Fund at the following address:

DEVCAP Shared Return Fund
P.O. Box 2152
Milwaukee, WI 53201-2152

For overnight deliveries, please use the following address:

DEVCAP Shared Return Fund
c/o Sunstone Investor Services, LLC
207 East Buffalo St.
Suite 315
Milwaukee, WI 53202

An investor desiring to purchase shares by a wire transfer of funds should telephone the transfer agent at (800) 371-2655 for instructions. Bank wires for the purchase of shares should be sent to:

UMB Bank NA
ABA# 101000695
For credit to: DEVCAP Trust
Acct # 987-096-4139
For further credit to:
(shareholder account number)
(shareholder name or account registration)
(Social Security or Tax ID for new account)
(Identify which account to purchase)

All references to FSSI should be deleted.

                                                                     Rule 497(e)
                                                              File Nos. 33-94668
                                                                    and 811-9070



                                  DEVCAP TRUST
                            DEVCAP Shared Return Fund

                       SUPPLEMENT DATED AUGUST 3, 1998 TO
           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 1997



                     DEVCAP SHARED RETURN FUND (the "Fund")

The Transfer Agency Agreement between Fundamental Shareholder Services, Inc. ("FSSI") and the Fund has been terminated, effective August 3, 1998. The Fund has entered into a new Transfer Agency Agreement with Sunstone Investor Services, LLC ("SIS") effective August 3, 1998. SIS, and its affiliates provide administration, transfer agent and/or distribution services to 17 fund families representing over $9 billion in assets. For its services, SIS will receive such compensation as may from time to time be agreed upon by SIS and the Fund, subject to an annual minimum fee of $20,000.

All references to FSSI should be deleted.